Summary of Significant Accounting Policies (Government subsidies) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Government subsidies under specific R&D projects [Member]
Government subsidies, by Type [Line Items]
Government subsidies, Received	$ 126.1	$ 82.4	$ 97.6
Government subsidies, as reduction of expenses or costs	42.6	32.8	31.9
Government subsidies as reduction in interest expense [Member]
Government subsidies, by Type [Line Items]
Government subsidies, Received	0.8	4.2	11.6
Government subsidies to encourage integrated circuit industry [Member]
Government subsidies, by Type [Line Items]
Government subsidies, Received	2.0	26.9	54.1
Government subsidies, as reduction of expenses or costs	2.4	26.7	57.3
Government subsidies for General purpose [Member]
Government subsidies, by Type [Line Items]
Government subsidies, Received	$ 1.7